PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks 93.6%
Argentina 3.5%
MercadoLibre, Inc.*	42,097	$ 27,910,311
Australia 2.2%
Cochlear Ltd.	108,738	17,330,230
Canada 2.7%
Shopify, Inc. (Class A Stock)*	46,194	21,510,698
China 13.6%
Alibaba Group Holding Ltd., ADR*	186,292	38,486,064
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,077,389	13,179,299
Kweichow Moutai Co. Ltd. (Class A Stock)	87,771	12,607,809
Meituan Dianping (Class B Stock)*	1,607,650	20,329,642
Wuxi Biologics Cayman, Inc., 144A*	1,934,606	24,531,540
		109,134,354
Denmark 1.6%
Novo Nordisk A/S (Class B Stock)	207,993	12,724,713
France 22.1%
Airbus SE	172,066	25,335,469
Dassault Systemes SE	191,795	33,224,137
Kering SA	30,328	18,582,221
L’Oreal SA	80,734	22,480,051
LVMH Moet Hennessy Louis Vuitton SE	69,503	30,320,008
Pernod Ricard SA	122,622	21,284,861
Remy Cointreau SA	59,255	6,259,087
Safran SA	118,428	19,089,619
		176,575,453
Germany 4.4%
adidas AG	64,346	20,349,347
SAP SE	116,043	15,099,441
		35,448,788
Hong Kong 2.4%
AIA Group Ltd.	1,928,817	18,951,039

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy 6.1%
Brunello Cucinelli SpA	525,818	$ 19,107,689
Ferrari NV	177,674	30,017,425
		49,125,114
Japan 2.9%
Freee KK*	132,230	3,739,796
GMO Payment Gateway, Inc.	146,067	9,426,334
Menicon Co. Ltd.	222,438	9,983,137
		23,149,267
Netherlands 7.7%
Adyen NV, 144A*	39,825	36,623,714
ASML Holding NV	89,232	25,057,459
		61,681,173
Switzerland 11.8%
Alcon, Inc.*	345,375	20,341,423
Givaudan SA	7,454	24,541,315
Novartis AG	207,774	19,592,445
Straumann Holding AG	31,048	29,628,557
		94,103,740
Taiwan 2.1%
Sea Ltd., ADR*(a)	364,511	16,490,478
United Kingdom 7.6%
Ashtead Group PLC	560,683	18,046,784
AstraZeneca PLC	180,084	17,601,550
Experian PLC	718,477	24,958,109
		60,606,443
United States 2.9%
Lululemon Athletica, Inc.*	96,413	23,080,308

Total Common Stocks (cost $601,702,975)		747,822,109

PGIM Jennison International Opportunities Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 4.1%
Germany
Sartorius AG (PRFC) (cost $18,934,099)	138,922	$ 32,375,385

Total Long-Term Investments (cost $620,637,074)		780,197,494
Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,324,296	18,324,296
PGIM Institutional Money Market Fund (cost $15,945,273; includes $15,923,221 of cash collateral for securities on loan)(b)(w)	15,943,534	15,946,722

Total Short-Term Investments (cost $34,269,569)		34,271,018

TOTAL INVESTMENTS 102.0% (cost $654,906,643)		814,468,512
Liabilities in excess of other assets (2.0)%		(15,694,832)

Net Assets 100.0%		$ 798,773,680

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,408,744; cash collateral of $15,923,221 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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